Document and Entity Information	Oct. 27, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	THERMO FISHER SCIENTIFIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8002
Entity Tax Identification Number	04-2209186
Entity Address, Address Line One	168 Third Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	622-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000097745
Amendment Flag	false
Common Stock, $1.00 par value
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	TMO
Security Exchange Name	NYSE
1.450% Notes due 2027
Entity Listings [Line Items]
Title of 12(b) Security	1.450% Notes due 2027
Trading Symbol	TMO 27
Security Exchange Name	NYSE
1.750% Notes due 2027
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2027
Trading Symbol	TMO 27B
Security Exchange Name	NYSE
Floating Rate Notes due 2027
Entity Listings [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2027
Trading Symbol	TMO 27D
Security Exchange Name	NYSE
0.500% Notes due 2028
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2028
Trading Symbol	TMO 28A
Security Exchange Name	NYSE
1.375% Notes due 2028
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	TMO 28
Security Exchange Name	NYSE
1.950% Notes due 2029
Entity Listings [Line Items]
Title of 12(b) Security	1.950% Notes due 2029
Trading Symbol	TMO 29
Security Exchange Name	NYSE
0.875% Notes due 2031
Entity Listings [Line Items]
Title of 12(b) Security	0.875% Notes due 2031
Trading Symbol	TMO 31
Security Exchange Name	NYSE
2.375% Notes due 2032
Entity Listings [Line Items]
Title of 12(b) Security	2.375% Notes due 2032
Trading Symbol	TMO 32
Security Exchange Name	NYSE
3.650% Notes due 2034
Entity Listings [Line Items]
Title of 12(b) Security	3.650% Notes due 2034
Trading Symbol	TMO 34
Security Exchange Name	NYSE
3.628% Notes due 2035
Entity Listings [Line Items]
Title of 12(b) Security	3.628% Notes due 2035
Trading Symbol	TMO 35A
Security Exchange Name	NYSE
2.875% Notes due 2037
Entity Listings [Line Items]
Title of 12(b) Security	2.875% Notes due 2037
Trading Symbol	TMO 37
Security Exchange Name	NYSE
1.500% Notes due 2039
Entity Listings [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	TMO 39
Security Exchange Name	NYSE
1.875% Notes due 2049
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2049
Trading Symbol	TMO 49
Security Exchange Name	NYSE